UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Sonterra Capital, LLC

Address:  540 Madison Avenue, 34th Fl.
          New York, New York 10022

13F File Number:  028-14223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Tye Schlegelmilch
Title:   Managing Member
Phone:  (212) 605-6000


Signature, Place and Date of Signing:

  /s/ Tye Schlegelmilch          New York, New York            July 18, 2012
-------------------------     ------------------------     ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   0(1)

Form 13F Information Table Value Total:  $0
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.     Form 13F File Number     Name
        ---     --------------------     -----------------------------------
         1.       028-14224               Sonterra Capital Master Fund, Ltd.


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(1)   Sonterra Capital, LLC ceased conducting investment advisory activities as of June 30, 2012. As a result, this will be the last Form 13F filed by Sonterra Capital, LLC.





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